Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Government grant revenue	$ 0	$ 155,000	$ 0	$ 220,000	$ 219,917
Product revenue	329,000	92,000	1,167,000	146,000	387,555	$ 0
Total revenue	329,000	247,000	1,167,000	366,000	607,472	0
Cost of product revenue	399,000	56,000	1,287,000	96,000	352,683	0
Gross profit (loss)	(70,000)	191,000	(120,000)	270,000	254,789	0
Expenses
Research and development	1,131,000	1,193,000	4,231,000	3,252,000	4,536,244	2,242,216
Sales and marketing	342,000	467,000	1,457,000	1,239,000	1,737,470	252,359
General and administrative	1,398,000	1,714,000	4,846,000	4,432,000	6,140,821	2,665,154
Total expenses	2,871,000	3,374,000	10,534,000	8,923,000	12,414,535	5,159,729
Operating loss	(2,941,000)	(3,183,000)	(10,654,000)	(8,653,000)	(12,159,746)	(5,159,729)
Interest and other income (expense)
Interest expense, net	0	0	0	(1,000)	0	(4,130,394)
Interest income					0	1,085
Change in fair value of warrants liabilities (expense)	200,000	73,000	1,323,000	(1,177,000)	(515,860)	(3,941,335)
Cease-use expense	0	0	(94,000)	0
Other expense	(9,000)	(183,000)	(27,000)	(183,000)	(183,565)	(7,243)
Inducement charge for Series C warrants	0	0	0	(3,050,000)	(3,049,375)	0
Interest and other income (expense), net	191,000	(110,000)	1,202,000	(4,411,000)
Net loss	(2,750,000)	(3,293,000)	(9,452,000)	(13,064,000)	$ (15,908,546)	$ (13,237,616)
Loss on extinguishment of convertible preferred stock	(3,651,000)	0	(3,651,000)	0
Net loss attributable to common stockholders	$ (6,401,000)	$ (3,293,000)	$ (13,103,000)	$ (13,064,000)
Basic and diluted net loss per common share (in dollars per share)	$ (0.41)	$ (0.33)	$ (0.85)	$ (1.60)	$ (1.69)	$ (10.42)
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share	15,761,530	10,040,079	15,363,648	8,178,897	9,425,880	1,270,033